Financial Assets and Liabilities Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Environmental rehabilitation obligation funds	$ 153.6	[1]	$ 155.3	[1]
Unlisted investments	0.1		0.2
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Environmental rehabilitation obligation funds	153.6		125.3
Unlisted investments
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Environmental rehabilitation obligation funds			30.0
Unlisted investments
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Environmental rehabilitation obligation funds
Unlisted investments	$ 0.1		$ 0.2

[1]	Environmental rehabilitation obligation funds are irrevocable funds under the Group's control. The monies in the funds are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The dedicated environmental rehabilitation obligation funds provide for the estimated cost of rehabilitation during and at the end of the life of the relevant mine. Although the funds are under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 13. In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations. December 31, 2013 December 31, 2012 Funds 146.5 149.6 Guarantees 7.1 5.7 153.6 155.3